T. ROWE PRICE Emerging Markets Bond Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.4%
Government Bonds 1.4%
Republic of Albania, 3.50%, 6/16/27 (EUR)  22,685,000 22,304
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 17,725,000 15,993
Republic of Albania, 3.50%, 11/23/31 (EUR)  17,705,000 15,975
Total Albania (Cost
$63,473
)
54,272
ANGOLA 2.0%
Government Bonds 2.0%
Republic of Angola, 8.00%, 11/26/29 (USD)  26,525,000 22,822
Republic of Angola, 8.25%, 5/9/28 (USD)  39,800,000 35,308
Republic of Angola, 8.75%, 4/14/32 (USD) (1) 360,000 305
Republic of Angola, 9.125%, 11/26/49 (USD)  18,900,000 14,688
Republic of Angola, 9.50%, 11/12/25 (USD)  5,535,000 5,505
Total Angola (Cost
$84,323
)
78,628
ARGENTINA 1.0%
Government Bonds 1.0%
Republic of Argentina, 1.00%, 7/9/29 (USD)  112,549 32
Republic of Argentina, STEP, 0.50%, 7/9/30 (USD)  24,842,504 7,258
Republic of Argentina, STEP, 1.50%, 7/9/35 (USD)  27,867,679 7,313
Republic of Argentina, STEP, 3.875%, 1/9/38 (USD)  78,695,279 24,795
Republic of Argentina, Series $GDP, 12/15/35 (USD) (2)(3) 114,895,000 870
Total Argentina (Cost
$84,814
)
40,268
AZERBAIJAN 0.4%
Government Bonds 0.4%
Republic of Azerbaijan, 3.50%, 9/1/32 (USD)  15,900,000 13,596
Republic of Azerbaijan, 5.125%, 9/1/29 (USD)  675,000 649
Total Azerbaijan (Cost
$14,138
)
14,245
BAHAMAS 0.6%
Government Bonds 0.6%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD) (1) 25,925,000 19,800
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  7,075,000 5,403
Total Bahamas (Cost
$32,715
)
25,203

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BAHRAIN 2.6%
Government Bonds 2.6%
Kingdom of Bahrain, 5.625%, 5/18/34 (USD) (1) 39,800,000 34,892
Kingdom of Bahrain, 6.75%, 9/20/29 (USD)  30,060,000 29,924
Kingdom of Bahrain, 7.00%, 10/12/28 (USD)  24,610,000 25,070
Kingdom of Bahrain, 7.50%, 9/20/47 (USD)  14,200,000 12,872
Total Bahrain (Cost
$113,210
)
102,758
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%, 10/1/29 (USD) (1) 4,037,235 3,770
Total Barbados (Cost
$4,111
)
3,770
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%, 7/15/32 (USD)  19,600,000 19,707
Total Bermuda (Cost
$19,442
)
19,707
BRAZIL 2.2%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28 (USD)  2,830,000 8,529
8,529
Corporate Bonds 1.3%
Braskem Netherlands Finance, 7.25%, 2/13/33 (USD) (1) 9,755,000 9,382
Cosan Overseas, 8.25% (USD) (4) 6,085,000 6,061
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  28,650,000 22,845
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 7,645,000 6,106
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  6,730,000 5,375
49,769
Government Bonds 0.7%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  123,300,000 21,311
Republic of Brazil, 5.00%, 1/27/45 (USD)  9,058,000 7,141
28,452
Total Brazil (Cost
$91,641
)
86,750

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 14,980,000 15,963
Total Bulgaria (Cost
$15,739
)
15,963
CHILE 3.2%
Corporate Bonds 2.9%
AES Andes, VR, 6.35%, 10/7/79 (USD) (1)(5) 12,750,000 11,893
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(5) 21,324,000 20,397
Agrosuper, 4.60%, 1/20/32 (USD) (1) 13,900,000 11,863
Banco Santander Chile, 3.177%, 10/26/31 (USD) (1) 16,850,000 14,129
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 11,200,000 10,189
Celulosa Arauco y Constitucion, 5.15%, 1/29/50 (USD)  10,677,000 9,080
Corp Nacional del Cobre de Chile, 3.15%, 1/14/30 (USD) (1) 4,995,000 4,486
Corp Nacional del Cobre de Chile, 3.70%, 1/30/50 (USD) (1) 6,350,000 4,805
Corp Nacional del Cobre de Chile, 5.125%, 2/2/33 (USD) (1) 5,670,000 5,732
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  12,990,000 8,143
Empresa de Transporte de Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 4,025,000 2,791
Empresa de Transporte de Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 13,055,000 11,481
114,989
Government Bonds 0.3%
Republic of Chile, 3.25%, 9/21/71 (USD)  11,500,000 7,488
Republic of Chile, 3.50%, 1/31/34 (USD)  3,080,000 2,749
Republic of Chile, 4.00%, 1/31/52 (USD)  3,530,000 2,874
13,111
Total Chile (Cost
$147,032
)
128,100
CHINA 1.5%
Corporate Bonds 0.5%
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  7,880,000 6,984
Lenovo Group, 3.421%, 11/2/30 (USD) (1) 5,590,000 4,688
Lenovo Group, 3.421%, 11/2/30 (USD)  6,925,000 5,807
17,479
Government Bonds 1.0%
People's Republic of China, Series INBK, 3.27%, 11/19/30  41,800,000 6,307

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series 1916, 3.12%, 12/5/26  235,000,000 34,847
41,154
Total China (Cost
$63,861
)
58,633
COLOMBIA 4.6%
Corporate Bonds 1.4%
Banco Davivienda, VR, 6.65% (USD) (1)(4)(5) 19,100,000 13,217
Banco de Bogota, 4.375%, 8/3/27 (USD)  1,500,000 1,338
Banco de Bogota, 6.25%, 5/12/26 (USD)  11,300,000 10,995
Bancolombia, VR, 4.625%, 12/18/29 (USD) (5) 11,790,000 9,915
Ecopetrol, 4.625%, 11/2/31 (USD)  16,510,000 12,717
Ecopetrol, 6.875%, 4/29/30 (USD)  2,240,000 2,067
Ecopetrol, 8.875%, 1/13/33 (USD)  4,510,000 4,569
54,818
Government Bonds 3.2%
Republic of Colombia, 3.00%, 1/30/30 (USD)  29,300,000 23,054
Republic of Colombia, 3.125%, 4/15/31 (USD)  23,025,000 17,621
Republic of Colombia, 4.125%, 5/15/51 (USD)  16,165,000 10,001
Republic of Colombia, 4.50%, 3/15/29 (USD)  4,475,000 3,955
Republic of Colombia, 5.00%, 6/15/45 (USD)  36,700,000 25,744
Republic of Colombia, 5.625%, 2/26/44 (USD)  22,000,000 16,704
Republic of Colombia, 6.125%, 1/18/41 (USD)  9,470,000 7,775
Republic of Colombia, Series B, 7.00%, 3/26/31  131,178,200,000 21,688
126,542
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $2,650 (USD) (2)(6) † 2,777
2,777
Total Colombia (Cost
$214,284
)
184,137
COSTA RICA 0.3%
Government Bonds 0.3%
Republic of Costa Rica, 5.625%, 4/30/43 (USD)  9,500,000 8,317
Republic of Costa Rica, 7.00%, 4/4/44 (USD)  2,650,000 2,599
Total Costa Rica (Cost
$10,935
)
10,916
DOMINICAN REPUBLIC 4.6%
Government Bonds 4.6%
Dominican Republic, 4.50%, 1/30/30 (USD) (1) 5,335,000 4,659
Dominican Republic, 4.875%, 9/23/32 (USD) (1) 57,120,000 48,645
Dominican Republic, 4.875%, 9/23/32 (USD)  37,850,000 32,234

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Dominican Republic, 5.50%, 2/22/29 (USD) (1) 7,345,000 6,936
Dominican Republic, 5.875%, 1/30/60 (USD)  57,625,000 44,273
Dominican Republic, 6.85%, 1/27/45 (USD)  50,655,000 45,404
Dominican Republic, 7.05%, 2/3/31 (USD) (1) 1,950,000 1,985
Total Dominican Republic (Cost
$196,580
)
184,136
ECUADOR 1.3%
Government Bonds 1.3%
Republic of Ecuador, STEP, 1.50%, 7/31/40 (USD) (1) 23,941,050 7,285
Republic of Ecuador, STEP, 2.50%, 7/31/35 (USD) (1) 53,872,600 18,185
Republic of Ecuador, STEP, 2.50%, 7/31/35 (USD)  7,300,000 2,464
Republic of Ecuador, STEP, 5.50%, 7/31/30 (USD) (1) 45,326,750 21,296
Republic of Ecuador, Zero Coupon, 7/31/30 (USD) (1) 7,889,978 2,397
Total Ecuador (Cost
$99,974
)
51,627
EGYPT 1.2%
Government Bonds 1.2%
Arab Republic of Egypt, 5.875%, 2/16/31 (USD)  4,800,000 2,922
Arab Republic of Egypt, 7.60%, 3/1/29 (USD)  10,245,000 7,175
Arab Republic of Egypt, 8.50%, 1/31/47 (USD) (1) 21,240,000 12,387
Arab Republic of Egypt, 8.50%, 1/31/47 (USD)  40,476,000 23,606
Total Egypt (Cost
$73,785
)
46,090
EL SALVADOR 0.9%
Government Bonds 0.9%
Republic of El Salvador, 5.875%, 1/30/25 (USD)  9,230,000 7,199
Republic of El Salvador, 6.375%, 1/18/27 (USD) (1) 3,300,000 1,861
Republic of El Salvador, 6.375%, 1/18/27 (USD)  950,000 536
Republic of El Salvador, 7.65%, 6/15/35 (USD)  53,082,000 25,227
Total El Salvador (Cost
$54,902
)
34,823
GHANA 0.5%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  7,900,000 6,788
6,788
Government Bonds 0.3%
Republic of Ghana, 8.125%, 1/18/26 (USD) (7) 1,800,000 705
Republic of Ghana, 8.625%, 4/7/34 (USD) (7) 13,940,000 4,879
Republic of Ghana, 8.627%, 6/16/49 (USD) (1)(7) 1,450,000 489
Republic of Ghana, 8.875%, 5/7/42 (USD) (7) 2,645,000 905

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ghana, 10.75%, 10/14/30 (USD)  8,510,000 5,908
12,886
Total Ghana (Cost
$22,305
)
19,674
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%, 5/12/30 (USD)  2,141,814 1,799
Total Grenada (Cost
$1,930
)
1,799
GUATEMALA 0.8%
Government Bonds 0.8%
Republic of Guatemala, 4.50%, 5/3/26 (USD) (1) 1,475,000 1,446
Republic of Guatemala, 4.875%, 2/13/28 (USD)  11,000,000 10,723
Republic of Guatemala, 4.90%, 6/1/30 (USD) (1) 713,000 683
Republic of Guatemala, 4.90%, 6/1/30 (USD)  6,435,000 6,162
Republic of Guatemala, 5.25%, 8/10/29 (USD) (1) 6,850,000 6,694
Republic of Guatemala, 5.375%, 4/24/32 (USD)  5,270,000 5,132
Total Guatemala (Cost
$33,603
)
30,840
INDIA 3.1%
Corporate Bonds 1.0%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,584,000 2,507
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  10,968,750 8,369
Greenko Power II, 4.30%, 12/13/28 (USD)  11,651,000 10,093
Periama Holdings, 5.95%, 4/19/26 (USD)  9,070,000 8,596
Reliance Industries, 2.875%, 1/12/32 (USD)  13,000,000 10,816
40,381
Government Bonds 2.1%
Export-Import Bank of India, 2.25%, 1/13/31 (USD) (1) 6,540,000 5,251
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  15,650,000 12,564
Export-Import Bank of India, 3.25%, 1/15/30 (USD)  69,155,000 60,856
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  800,000 756
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  1,950,000 1,842
81,269
Total India (Cost
$134,387
)
121,650
INDONESIA 6.8%
Corporate Bonds 1.3%
Bank Negara Indonesia Persero, 3.75%, 3/30/26 (USD)  8,047,000 7,363
Minejesa Capital, 5.625%, 8/10/37 (USD)  22,250,000 17,463

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Pertamina Persero, 5.625%, 5/20/43 (USD)  9,776,000 9,264
Perusahaan Listrik Negara, 3.875%, 7/17/29 (USD) (1) 4,730,000 4,289
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 4,845,000 3,959
Perusahaan Listrik Negara, 6.15%, 5/21/48 (USD)  9,300,000 9,049
51,387
Government Bonds 5.5%
Perusahaan Penerbit, 2.80%, 6/23/30 (USD)  31,150,000 27,756
Perusahaan Penerbit, 4.15%, 3/29/27 (USD)  34,385,000 33,955
Perusahaan Penerbit, 4.40%, 3/1/28 (USD)  200,000 199
Perusahaan Penerbit, 4.45%, 2/20/29 (USD)  6,000,000 5,963
Perusahaan Penerbit, 4.55%, 3/29/26 (USD)  65,170,000 65,395
Republic of Indonesia, 4.55%, 1/11/28 (USD)  3,600,000 3,604
Republic of Indonesia, 4.625%, 4/15/43 (USD)  45,480,000 42,645
Republic of Indonesia, 5.25%, 1/17/42 (USD)  21,720,000 21,287
Republic of Indonesia, Series FR64, 6.125%, 5/15/28  278,800,000,000 18,354
219,158
Total Indonesia (Cost
$299,155
)
270,545
ISRAEL 0.6%
Corporate Bonds 0.6%
ICL Group, 6.375%, 5/31/38 (USD) (1) 12,850,000 12,673
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 12,250,000 11,883
Total Israel (Cost
$27,202
)
24,556
IVORY COAST 2.7%
Government Bonds 2.7%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  12,750,000 10,576
Republic of Ivory Coast, 6.125%, 6/15/33 (USD)  86,655,000 75,256
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  200,000 192
Republic of Ivory Coast, 6.625%, 3/22/48 (EUR)  26,185,000 19,751
Total Ivory Coast (Cost
$113,151
)
105,775
JAMAICA 1.0%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%, 10/10/36 (USD) (1) 6,816,010 5,710
TransJamaican Highway, 5.75%, 10/10/36 (USD)  2,729,232 2,286
7,996
Government Bonds 0.8%
Government of Jamaica, 6.75%, 4/28/28 (USD)  2,650,000 2,792
Government of Jamaica, 7.875%, 7/28/45 (USD)  1,975,000 2,321

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government of Jamaica, 8.00%, 3/15/39 (USD)  22,930,000 27,719
32,832
Total Jamaica (Cost
$42,975
)
40,828
JORDAN 1.6%
Government Bonds 1.6%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  62,225,000 55,604
Kingdom of Jordan, 7.75%, 1/15/28 (USD) (1) 9,140,000 9,300
Total Jordan (Cost
$75,124
)
64,904
KAZAKHSTAN 0.5%
Corporate Bonds 0.5%
KazMunayGas National, 5.75%, 4/19/47 (USD)  28,170,000 22,098
Total Kazakhstan (Cost
$25,872
)
22,098
KENYA 0.6%
Government Bonds 0.6%
Republic of Kenya, 7.25%, 2/28/28 (USD)  29,762,000 24,481
Republic of Kenya, 8.00%, 5/22/32 (USD)  900,000 733
Republic of Kenya, 8.25%, 2/28/48 (USD) (1) 600,000 441
Total Kenya (Cost
$27,816
)
25,655
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal Canada, 5.875%, 5/18/30 (USD)  9,500,000 9,720
Total Kuwait (Cost
$10,735
)
9,720
MAURITIUS 0.0%
Corporate Bonds 0.0%
Axian Telecom, 7.375%, 2/16/27 (USD)  500,000 456
Total Mauritius (Cost
$446
)
456
MEXICO 7.9%
Corporate Bonds 3.2%
Axtel, 6.375%, 11/14/24 (USD) (1) 8,268,000 7,404
Banco Mercantil del Norte, VR, 6.75% (USD) (4)(5) 2,925,000 2,784
Banco Mercantil del Norte, VR, 7.625% (USD) (4)(5) 9,000,000 7,972
Banco Mercantil del Norte, VR, 8.375% (USD) (4)(5) 8,100,000 7,527

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (5) 27,115,000 23,218
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (5) 3,210,000 3,017
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (5) 10,300,000 9,004
Cemex, 5.45%, 11/19/29 (USD)  7,600,000 7,162
Cometa Energia, 6.375%, 4/24/35 (USD) (1) 9,812,650 9,270
Industrias Penoles, 4.75%, 8/6/50 (USD) (1) 2,990,000 2,346
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  10,400,000 7,732
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (1) 5,958,000 4,444
Mexico City Airport Trust, 5.50%, 7/31/47 (USD)  39,677,000 30,591
Petroleos Mexicanos, 6.84%, 1/23/30 (USD)  2,920,000 2,423
Petroleos Mexicanos, 10.00%, 2/7/33 (USD) (1) 2,500,000 2,398
127,292
Government Bonds 4.7%
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  37,150,000 34,076
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  24,330,000 22,132
Petroleos Mexicanos, 6.50%, 6/2/41 (USD)  64,593,000 43,133
Petroleos Mexicanos, 8.75%, 6/2/29 (USD)  46,430,000 43,224
Petroleos Mexicanos, Series 13-2, 7.19%, 9/12/24  42,400,000 2,186
United Mexican States, 6.35%, 2/9/35 (USD)  18,880,000 20,096
United Mexican States, Series M, 7.75%, 5/29/31  457,600,000 23,843
188,690
Total Mexico (Cost
$354,818
)
315,982
MONGOLIA 0.3%
Government Bonds 0.3%
State of Mongolia, 4.45%, 7/7/31 (USD)  13,319,000 9,945
State of Mongolia, 5.125%, 4/7/26 (USD)  375,000 333
Total Mongolia (Cost
$11,585
)
10,278
MOROCCO 2.3%
Corporate Bonds 0.0%
OCP, 5.125%, 6/23/51 (USD)  325,000 237
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 220,000 202
439
Government Bonds 2.3%
Kingdom of Morocco, 3.00%, 12/15/32 (USD) (1) 16,275,000 13,162
Kingdom of Morocco, 3.00%, 12/15/32 (USD)  29,995,000 24,257
Kingdom of Morocco, 4.00%, 12/15/50 (USD)  62,395,000 42,663
Kingdom of Morocco, 6.50%, 9/8/33 (USD) (1) 11,740,000 12,156
92,238
Total Morocco (Cost
$103,092
)
92,677

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NIGERIA 0.7%
Government Bonds 0.7%
Republic of Nigeria, 6.125%, 9/28/28 (USD)  825,000 645
Republic of Nigeria, 6.50%, 11/28/27 (USD) (1) 480,000 392
Republic of Nigeria, 7.143%, 2/23/30 (USD) (1) 1,600,000 1,224
Republic of Nigeria, 7.143%, 2/23/30 (USD)  2,500,000 1,913
Republic of Nigeria, 7.625%, 11/28/47 (USD) (1) 400,000 256
Republic of Nigeria, 7.875%, 2/16/32 (USD)  31,110,000 23,546
Total Nigeria (Cost
$27,570
)
27,976
NORTH MACEDONIA 0.0%
Government Bonds 0.0%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 810,000 884
Total North Macedonia (Cost
$857
)
884
OMAN 4.7%
Corporate Bonds 0.8%
Lamar Funding, 3.958%, 5/7/25 (USD)  12,525,000 11,946
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 2,240,000 2,155
Oryx Funding, 5.80%, 2/3/31 (USD)  12,425,000 11,955
Oztel Holdings, 6.625%, 4/24/28 (USD)  6,500,000 6,758
32,814
Government Bonds 3.9%
Sultanate of Oman, 4.75%, 6/15/26 (USD) (1) 18,180,000 17,800
Sultanate of Oman, 4.75%, 6/15/26 (USD)  27,055,000 26,489
Sultanate of Oman, 5.375%, 3/8/27 (USD)  9,000,000 8,921
Sultanate of Oman, 5.625%, 1/17/28 (USD)  8,500,000 8,513
Sultanate of Oman, 6.00%, 8/1/29 (USD)  13,000,000 13,104
Sultanate of Oman, 6.25%, 1/25/31 (USD) (1) 9,235,000 9,420
Sultanate of Oman, 6.50%, 3/8/47 (USD)  24,230,000 22,379
Sultanate of Oman, 6.75%, 10/28/27 (USD) (1) 14,500,000 15,176
Sultanate of Oman, 6.75%, 10/28/27 (USD)  7,500,000 7,850
Sultanate of Oman, 6.75%, 1/17/48 (USD)  13,600,000 12,894
Sultanate of Oman, 7.00%, 1/25/51 (USD) (1) 10,520,000 10,268
152,814
Total Oman (Cost
$189,581
)
185,628

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan, 7.875%, 3/31/36 (USD)  28,876,000 10,135
Islamic Republic of Pakistan, 8.25%, 4/15/24 (USD)  950,000 429
Islamic Republic of Pakistan, 8.25%, 9/30/25 (USD)  725,000 286
Total Pakistan (Cost
$31,897
)
10,850
PANAMA 3.3%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 5,920,000 4,732
Banco General, VR, 5.25% (USD) (1)(4)(5) 6,420,000 5,610
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 13,190,000 10,245
20,587
Government Bonds 2.8%
Republic of Panama, 2.252%, 9/29/32 (USD)  47,800,000 36,753
Republic of Panama, 4.50%, 4/16/50 (USD)  550,000 420
Republic of Panama, 4.50%, 1/19/63 (USD)  17,370,000 12,573
Republic of Panama, 6.40%, 2/14/35 (USD)  59,910,000 62,602
112,348
Total Panama (Cost
$142,799
)
132,935
PARAGUAY 1.3%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 11,535,000 10,610
10,610
Government Bonds 1.0%
Republic of Paraguay, 2.739%, 1/29/33 (USD) (1) 5,653,000 4,608
Republic of Paraguay, 4.95%, 4/28/31 (USD) (1) 9,290,000 9,033
Republic of Paraguay, 4.95%, 4/28/31 (USD)  225,000 219
Republic of Paraguay, 5.40%, 3/30/50 (USD) (1) 2,085,000 1,803
Republic of Paraguay, 5.40%, 3/30/50 (USD)  23,949,000 20,709
Republic of Paraguay, 5.60%, 3/13/48 (USD)  5,490,000 4,894
Republic of Paraguay, 6.10%, 8/11/44 (USD)  375,000 365
41,631
Total Paraguay (Cost
$61,900
)
52,241
PERU 1.4%
Corporate Bonds 0.3%
Consorcio Transmantaro, 4.70%, 4/16/34 (USD) (1) 3,315,000 3,036

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Lima Metro Line 2 Finance, 5.875%, 7/5/34 (USD)  3,635,154 3,502
Nexa Resources, 6.50%, 1/18/28 (USD)  6,575,000 6,407
12,945
Government Bonds 1.1%
Republic of Peru, 2.78%, 12/1/60 (USD)  30,965,000 18,535
Republic of Peru, 3.30%, 3/11/41 (USD)  16,850,000 12,679
Republic of Peru, 3.55%, 3/10/51 (USD)  6,035,000 4,441
Republic of Peru, 6.15%, 8/12/32  25,200,000 6,126
41,781
Total Peru (Cost
$70,365
)
54,726
PHILIPPINES 1.8%
Corporate Bonds 1.0%
Globe Telecom, 2.50%, 7/23/30 (USD)  6,800,000 5,492
Globe Telecom, 3.00%, 7/23/35 (USD)  11,750,000 8,702
International Container Terminal Services, 4.75%, 6/17/30 (USD)  14,100,000 13,219
Manila Water, 4.375%, 7/30/30 (USD)  15,350,000 13,546
40,959
Government Bonds 0.8%
Republic of Philippines, 2.65%, 12/10/45 (USD)  41,000,000 28,195
Republic of Philippines, 4.625%, 7/17/28 (USD)  1,240,000 1,249
29,444
Total Philippines (Cost
$88,345
)
70,403
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, 3.875%, 2/14/33 (EUR)  10,700,000 11,436
Republic of Poland, 5.50%, 4/4/53 (USD)  5,790,000 5,875
Total Poland (Cost
$17,095
)
17,311
QATAR 2.6%
Corporate Bonds 1.1%
Ooredoo International Finance, 2.625%, 4/8/31 (USD) (1) 8,200,000 7,124
Qatar Energy, 2.25%, 7/12/31 (USD) (1) 12,615,000 10,735
Qatar Energy, 2.25%, 7/12/31 (USD)  13,800,000 11,743
Qatar Energy, 3.125%, 7/12/41 (USD) (1) 18,715,000 14,656
44,258
Government Bonds 1.5%
State of Qatar, 3.75%, 4/16/30 (USD)  4,830,000 4,728
State of Qatar, 4.40%, 4/16/50 (USD) (1) 11,820,000 10,967

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
State of Qatar, 4.40%, 4/16/50 (USD)  7,200,000 6,680
State of Qatar, 4.817%, 3/14/49 (USD)  37,300,000 36,648
59,023
Total Qatar (Cost
$129,493
)
103,281
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, 2.625%, 12/2/40 (EUR)  5,400,000 3,407
Republic of Romania, 2.875%, 4/13/42 (EUR) (1) 6,965,000 4,444
Republic of Romania, 3.00%, 2/14/31 (USD) (1) 6,698,000 5,526
Republic of Romania, 3.00%, 2/14/31 (USD)  2,340,000 1,930
Republic of Romania, 3.375%, 1/28/50 (EUR)  29,645,000 19,513
Republic of Romania, 4.00%, 2/14/51 (USD) (1) 7,584,000 5,315
Republic of Romania, 4.00%, 2/14/51 (USD)  35,000,000 24,528
Total Romania (Cost
$88,222
)
64,663
SAUDI ARABIA 2.1%
Government Bonds 2.1%
Kingdom of Saudi Arabia, 2.75%, 2/3/32 (USD)  1,900,000 1,676
Kingdom of Saudi Arabia, 3.75%, 1/21/55 (USD)  5,850,000 4,511
Kingdom of Saudi Arabia, 5.00%, 4/17/49 (USD)  30,550,000 28,540
KSA Sukuk, 2.969%, 10/29/29 (USD) (1) 6,140,000 5,668
Saudi Arabian Oil, 3.50%, 4/16/29 (USD)  9,250,000 8,656
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  38,600,000 34,677
Total Saudi Arabia (Cost
$97,648
)
83,728
SENEGAL 2.1%
Government Bonds 2.1%
Republic of Senegal, 4.75%, 3/13/28 (EUR)  17,000,000 15,553
Republic of Senegal, 6.25%, 5/23/33 (USD) (1) 1,300,000 1,037
Republic of Senegal, 6.25%, 5/23/33 (USD)  84,225,000 67,203
Total Senegal (Cost
$95,131
)
83,793
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 2.125%, 12/1/30 (USD)  57,250,000 43,588
Republic of Serbia, 6.25%, 5/26/28 (USD) (1) 11,930,000 12,077
Total Serbia (Cost
$63,663
)
55,665

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 2.2%
Corporate Bonds 0.3%
Transnet, 8.25%, 2/6/28 (USD) (1) 11,440,000 11,410
11,410
Government Bonds 1.9%
Republic of South Africa, 5.65%, 9/27/47 (USD)  22,120,000 16,399
Republic of South Africa, 5.875%, 4/20/32 (USD)  19,350,000 17,628
Republic of South Africa, 6.25%, 3/8/41 (USD)  10,050,000 8,544
Republic of South Africa, 7.30%, 4/20/52 (USD)  15,130,000 13,182
Republic of South Africa, Series 2030, 8.00%, 1/31/30  376,000,000 19,247
75,000
Total South Africa (Cost
$94,582
)
86,410
SOUTH KOREA 0.2%
Corporate Bonds 0.1%
POSCO, 5.75%, 1/17/28 (USD) (1) 2,140,000 2,210
2,210
Government Bonds 0.1%
Export-Import Bank of Korea, 5.00%, 1/11/28 (USD)  3,840,000 3,925
Export-Import Bank of Korea, 5.125%, 1/11/33 (USD)  1,910,000 1,989
5,914
Total South Korea (Cost
$7,873
)
8,124
SRI LANKA 1.2%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24 (USD) (2)(7) 8,760,000 4,862
4,862
Government Bonds 1.1%
Republic of Sri Lanka, 6.125%, 6/3/25 (USD) (2)(7) 2,400,000 897
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (2)(7) 36,575,000 13,579
Republic of Sri Lanka, 6.825%, 7/18/26 (USD) (1)(2)(7) 32,615,000 12,109
Republic of Sri Lanka, 6.85%, 11/3/25 (USD) (2)(7) 39,565,000 14,641
41,226
Total Sri Lanka (Cost
$89,757
)
46,088

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for Reconstruction & Development, Zero
Coupon, 3/31/27 (USD)  12,900,000 11,754
Total Supranational (Cost
$11,175
)
11,754
SURINAME 0.7%
Government Bonds 0.7%
Republic of Suriname, 9.25%, 10/26/26 (USD) (2)(7) 30,570,000 22,255
Republic of Suriname, 12.875%, 12/30/23 (USD) (2)(7) 1,900,000 1,416
Republic of Suriname, 12.875%, 12/30/23 (USD) (1)(2)(7) 4,250,000 3,166
Total Suriname (Cost
$28,337
)
26,837
TANZANIA 0.2%
Convertible Bonds 0.0%
HTA Group, 2.875%, 3/18/27 (USD)  3,000,000 2,441
2,441
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25 (USD) (1) 7,967,000 7,579
7,579
Total Tanzania (Cost
$11,007
)
10,020
THAILAND 0.9%
Corporate Bonds 0.9%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(5) 9,490,000 7,765
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(5) 650,000 552
Thaioil Treasury Center, 2.50%, 6/18/30 (USD)  3,000,000 2,418
Thaioil Treasury Center, 3.50%, 10/17/49 (USD) (1) 5,175,000 3,182
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  34,607,000 21,279
Total Thailand (Cost
$45,788
)
35,196
TURKEY 2.6%
Government Bonds 2.6%
Republic of Turkey, 4.25%, 4/14/26 (USD)  22,840,000 20,605
Republic of Turkey, 4.875%, 10/9/26 (USD)  3,765,000 3,404
Republic of Turkey, 4.875%, 4/16/43 (USD)  21,250,000 14,136
Republic of Turkey, 6.00%, 1/14/41 (USD)  18,120,000 13,712
Republic of Turkey, 6.50%, 9/20/33 (USD)  6,250,000 5,354

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Turkey, 8.60%, 9/24/27 (USD)  10,300,000 10,425
Republic of Turkey, 9.375%, 3/14/29 (USD)  20,400,000 20,809
Republic of Turkey, 9.375%, 1/19/33 (USD)  10,680,000 10,893
Republic of Turkey, 9.875%, 1/15/28 (USD)  3,260,000 3,402
Total Turkey (Cost
$108,393
)
102,740
UKRAINE 0.0%
Government Bonds 0.0%
Government of Ukraine, FRN, 1.258%, 8/1/41 (USD) (1)(2) 6,248,000 1,683
Total Ukraine (Cost
$4,255
)
1,683
UNITED ARAB EMIRATES 0.9%
Corporate Bonds 0.8%
DP World Crescent, 3.875%, 7/18/29 (USD)  10,600,000 10,009
Emirates NBD Bank, VR, 6.125% (USD) (4)(5) 10,900,000 10,632
Ruwais Power, 6.00%, 8/31/36 (USD)  11,795,000 12,361
33,002
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50 (USD)  2,330,000 1,695
1,695
Total United Arab Emirates (Cost
$37,420
)
34,697
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery Certificates, Cost $— (EUR) (2)(6)(8) 3,975,047 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.5%
Corporate Bonds 0.5%
Hyundai Capital America, 5.60%, 3/30/28 (1) 6,730,000 6,744
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 17,835,000 14,914
Total United States (Cost
$24,797
)
21,658
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay, 5.75%, 10/28/34 (USD)  17,120,000 18,772
Total Uruguay (Cost
$18,049
)
18,772

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UZBEKISTAN 0.6%
Government Bonds 0.6%
Republic of Uzbekistan, 5.375%, 2/20/29 (USD) (1) 6,620,000 6,074
Republic of Uzbekistan, 5.375%, 2/20/29 (USD)  20,350,000 18,672
Total Uzbekistan (Cost
$28,548
)
24,746
VENEZUELA 1.3%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%, 4/10/18 (USD) (2)(7) 12,690,000 190
190
Government Bonds 1.3%
Petroleos de Venezuela, 5.375%, 4/12/27 (USD) (2)(7) 44,790,000 2,016
Petroleos de Venezuela, 6.00%, 5/16/24 (USD) (2)(7) 182,715,000 8,542
Petroleos de Venezuela, 6.00%, 11/15/26 (USD) (2)(7) 66,805,000 2,923
Petroleos de Venezuela, 8.50%, 10/27/20 (USD) (2)(7) 30,901,500 8,343
Petroleos de Venezuela, 9.00%, 11/17/21 (USD) (2)(7) 386,635,000 17,882
Petroleos de Venezuela, 12.75%, 2/17/22 (USD) (2)(7) 40,163,000 2,058
Republic of Venezuela, 6.00%, 12/9/20 (USD) (2)(7) 36,325,000 2,724
Republic of Venezuela, 7.75%, 10/13/19 (USD) (2)(7) 57,970,000 4,348
Republic of Venezuela, 9.25%, 9/15/27 (USD) (2)(7) 9,000,000 968
Republic of Venezuela, 11.75%, 10/21/26 (USD) (2)(7) 13,100,000 1,408
Republic of Venezuela, 12.75%, 8/23/22 (USD) (2)(7) 8,300,000 892
52,104
Total Venezuela (Cost
$403,653
)
52,294
VIETNAM 0.5%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 6,743,000 5,730
5,730
Government Bonds 0.4%
Socialist Republic of Vietnam, 4.80%, 11/19/24 (USD)  9,745,000 9,550
Socialist Republic of Vietnam, Series 30YR, FRN, 6M USD
LIBOR + 0.813%, 6.312%, 3/13/28 (USD)  4,750,000 4,664
14,214
Total Vietnam (Cost
$21,247
)
19,944

T. ROWE PRICE Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ZAMBIA 0.6%
Government Bonds 0.6%
Republic of Zambia, 5.375%, 9/20/22 (USD) (2)(7) 54,945,000 23,379
Total Zambia (Cost
$32,369
)
23,379
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 4.82% (9)(10) 152,102,908 152,103
152,103
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.751%, 8/31/23 (11) 5,400,000 5,294
5,294
Total Short-Term Investments (Cost $157,397) 157,397
Total Investments in Securities 98.6%
(Cost $4,898,368) $ 3,923,286
Other Assets Less Liabilities 1.4% 55,254
Net Assets 100.0% $ 3,978,540
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$729,637 and represents 18.3% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Emerging Markets Bond Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,777 and represents 0.1% of net assets.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
(11) At March 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
FRN Floating Rate Note
IDR Indonesian Rupiah
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/6/23 USD 4,054 IDR 61,202,281 $ (29)
Barclays Bank 4/14/23 USD 5,937 ZAR 100,937 275
Barclays Bank 5/19/23 EUR 5,470 USD 5,841 108
Barclays Bank 5/19/23 USD 3,096 EUR 2,914 (73)
BNP Paribas 4/5/23 PEN 12,786 USD 3,309 88
BNP Paribas 4/14/23 USD 4,676 MXN 87,167 (148)
BNP Paribas 4/14/23 USD 5,962 ZAR 106,157 7
BNP Paribas 5/19/23 USD 157,988 EUR 147,123 (2,014)
BNP Paribas 6/2/23 USD 5,887 BRL 30,860 (132)
BNP Paribas 6/9/23 USD 1,277 COP 6,139,233 (22)
Citibank 4/5/23 PEN 23,492 USD 6,256 (15)
Citibank 4/5/23 USD 9,535 PEN 36,278 (103)
Citibank 4/14/23 USD 3,650 MXN 71,092 (284)
Citibank 6/2/23 USD 3,986 BRL 21,178 (145)
Citibank 6/9/23 USD 3,140 COP 15,148,598 (66)
Citibank 7/7/23 USD 6,220 PEN 23,492 16
Goldman Sachs 6/2/23 USD 5,393 BRL 28,656 (196)
Goldman Sachs 6/9/23 USD 1,034 COP 4,926,382 (8)
HSBC Bank 4/6/23 IDR 277,468,839 USD 18,322 189
HSBC Bank 4/14/23 USD 8,275 MXN 158,069 (473)
HSBC Bank 4/14/23 USD 3,913 ZAR 72,041 (128)
HSBC Bank 6/2/23 USD 5,395 BRL 28,656 (194)
HSBC Bank 7/7/23 USD 4,954 IDR 74,814,772 (40)
JPMorgan Chase 5/19/23 EUR 43 USD 47 —
Morgan Stanley 4/14/23 MXN 151,846 USD 8,408 (4)
Morgan Stanley 4/14/23 USD 4,263 MXN 82,941 (327)
Morgan Stanley 4/14/23 USD 3,973 ZAR 68,719 118
Morgan Stanley 6/9/23 USD 7,343 COP 36,396,169 (362)
Morgan Stanley 7/14/23 USD 8,262 MXN 151,847 7
RBC Dominion Securities 4/14/23 USD 3,931 MXN 75,250 (234)
State Street 4/14/23 USD 42,661 CNH 287,967 717
State Street 5/19/23 EUR 388 USD 410 11
UBS Investment Bank 4/6/23 USD 14,246 IDR 216,266,558 (182)
UBS Investment Bank 6/9/23 USD 975 COP 4,612,257 (1)
Wells Fargo 6/9/23 USD 656 COP 3,069,150 6
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3,638)

T. ROWE PRICE Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,053 U.S. Treasury Notes ten year contracts 6/23 (121,013) $ (3,300)
Long, 1,095 Ultra U.S. Treasury Bonds contracts 6/23 154,532 3,924
Net payments (receipts) of variation margin to date 489
Variation margin receivable (payable) on open futures contracts $ 1,113

T. ROWE PRICE Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 2,010+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 219,101  ¤  ¤ $ 152,103^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2,010 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $152,103.

T. ROWE PRICE Emerging Markets Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Emerging Markets Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of

T. ROWE PRICE Emerging Markets Bond Fund

instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,763,112 $ — $ 3,763,112
Common Stocks — — — —
Private Investment Company
2
— — — 2,777
Short-Term Investments 152,103 5,294 — 157,397
Total Securities 152,103 3,768,406 — 3,923,286
Forward Currency Exchange
Contracts — 1,542 — 1,542
Futures Contracts* 3,924 — — 3,924
Total $ 156,027 $ 3,769,948 $ — $ 3,928,752
Liabilities
Forward Currency Exchange
Contracts $ — $ 5,180 $ — $ 5,180
Futures Contracts* 3,300 — — 3,300
Total $ 3,300 $ 5,180 $ — $ 8,480
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Emerging Markets Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F110-054Q1 03/23